Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash and cash equivalents
14. Cash and cash equivalents

	December 31, 2020	December 31, 2019
Cash on hand	5	6
Cash at banks, including
- in Russian rubles	849	1,715
- in U.S. dollars	358	1,081
- in euro	415	640
- in other currencies	144	160

Total cash and cash equivalents	1,771	3,602
Less allowance for expected credit losses	(65)	(93)

Total cash and cash equivalents, net	1,706	3,509

For the purpose of the consolidated statement of cash flows, bank overdrafts are deducted from cash and cash equivalents in the amount of RUB 2,644 million and RUB 642 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Group had short-term deposits included in cash at banks of RUB 320 million and RUB 1,074 million, respectively.

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash
changes:

	Loans and borrowings	Lease liabilities	Deferred payments for acquisition of assets	Effect of sale and leaseback transactions	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2017	439,893	9,354	1,680	—	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	—	339
Changes in fair value	—	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	—	3,796	—	—

At December 31, 2018	418,832	8,293	1,430	—	44,056	—	381
Cash flows	(42,831)	(3,488)	(341)	234	—	—	(361)
Foreign exchange movement	(17,636)	(38)	—	—	—	—	(20)
Other changes, including interest	30,157	12,588	62	14	4,145	—	—

At December 31, 2019	388,522	17,355	1,151	248	48,201	—	—
Cash flows	(121,363)	(3,541)	(508)	278	—	—	—
Foreign exchange movement	34,053	60	—	—	—	—	—
Non-cash offset (Note 10.2)	—	(1,490)	—	1,490	—	—	—
Gain on sale of the discontinued operations	(8,031)	(1,448)	(443)	—	(49,418)	—	—
Other changes, including interest	23,856	557	(88)	183	1,217	—	—

At December 31, 2020	317,037	11,493	112	2,199	—	—	—

The table above does not include dividends paid of RUB 295 million, RUB 1,531 million and RUB 1,394 million, repurchase of common shares of RUB 844 million, nil and nil, proceeds from sale of non-controlling
interest in subsidiaries of RUB 169 million, nil and nil and fines and penalties on overdue leases of nil, RUB 39 million and RUB 10 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The amounts presented in other changes are primarily attributable to interest accrued of RUB 23,369 million, RUB 33,159 million and RUB 36,660 million for the years ended December 31, 2020, 2019 and 2018, respectively, new lease agreements of RUB 573 million, RUB 11,234 million (including effect of adoption of IFRS 16 in the amount of RUB 3,259 million) and RUB 1,675 million for the years ended December 31, 2020, 2019 and 2018, respectively, and effect of restructuring of loans of RUB 3,204 million, RUB 25 million and RUB 33,514 million for the years ended December 31, 2020, 2019 and 2018, respectively.